Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 45,904		$ 15,531	$ 10,047	$ 9,744	$ 7,808	$ 5,113	$ 5,406	$ 4,992	$ 5,027	$ 68,942	$ 17,552	$ 43,130	$ 20,538	$ 12,644
Gross Margin	12,273		3,134	3,068	4,177	3,896	2,934	2,967	2,708	2,768	17,658	8,073	14,275	11,377	2,670
Operating Loss	(32,520)		(22,908)	(20,012)	(10,991)	(3,740)	(2,612)	(2,182)	(2,316)	(388)	(60,394)	(14,731)	(57,650)	(7,498)	(7,049)
Net loss	$ (35,053)	$ (30,301)	$ (31,010)	$ (18,699)	$ (12,833)	$ (5,181)	$ (2,928)	$ (1,767)	$ (2,435)	$ (679)	$ (65,354)	$ (18,014)	$ (67,723)	$ (7,809)	$ (7,883)
Net loss per share - basic and diluted	$ (0.36)		$ (0.33)	$ (0.21)	$ (0.17)	$ (0.07)	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.68)	$ (0.24)	$ (0.82)	$ (0.10)	$ (0.11)